Short-Term Bank Loans (Tables)	6 Months Ended
Jun. 30, 2018
Short-Term Bank Loans [Abstract]
Components of short-term bank loans
	As at June 30, 2018	As at December 31, 2017
Secured bank borrowings	1,586,918	1,606,930
Carrying amount repayable within 1 year	1,586,918	1,606,930

Schedule of borrowings fixed-rate and denominated in RMB

Bank loans	Amount USD	Period		Interest rate	Mortgage	Personal guarantee
#1	453,405	4/6/2017	4/5/2018*	6.09%	Land use right and buildings	Yan, Keyan/ Chen, Bizhen
#2	1,133,513	3/21/2018	3/21/2019	6.09%	Land use right and buildings	Yan, Keyan/ Chen, Bizhen
	1,586,918